Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Reconciliation of Income Tax Expense

	2020	2019	2018
Profit (loss) before income taxes	39,102	(42,534)	(100,901)
Combined statutory income taxes rate - % (a)	34%	34%	34%
Income tax benefit (expense) at statutory rates	(13,295)	14,462	34,306
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees (b)	139	(612)	(269)
Effect of presumed profit of subsidiaries (c)	9,552	18,593	11,080
Non-deferred tax loss (d)	(7,427)	(1,714)	(34,227)
Stock option (d)	(6,986)	—	—
Other additions (exclusions), net	(4,305)	2,374	7,095
	(22,322)	33,103	17,985

Current	(87,379)	(46,850)	(26,553)
Deferred	65,057	79,953	44,538
Income taxes benefit (expense)	(22,322)	33,103	17,985

Effective rate	57.1%	77.8%	17.8%
(a)

Considering that Arco Platform Ltd. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to Arco Brasil S.A. which is the holding company of all operating entities of Arco Platform, in Brazil.

(b)	Refers to the effect of 34% on the share of profit (loss) of investees for the year.
(c)

Brazilian tax law establishes that companies that generate gross revenues of up to R$ 78,000 in the prior fiscal year may calculate income taxes as a percentage of gross revenue, using the presumed profit income tax regime.  The Company’s subsidiaries adopted this tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

(d)	Permanent differences of non-deductible expenses.

Summary of Changes in the Deferred Tax Assets and Liabilities

The changes in the deferred tax assets and liabilities are as follows:

		Change in	As of
		accounting	January 1,	Profit	Business			Profit	Business
	2018	practice	2019	or loss	combination	Equity	2019	or loss	combination	2020
Deferred tax assets
Tax losses carryforward	4,364	—	4,364	11,919	—	—	16,283	48,481	—	64,764
Temporary differences			—
Financial instruments from acquisition of interests	59,166	—	59,166	47,563	—	—	106,729	10,664	—	117,393
Other temporary differences	6,585	613	7,198	14,610	7,517	—	29,325	2,392	15,098	46,815
Share base compensation	—	—	—	7,960	—	—	7,960	(1,487)	—	6,473
Tax benefit from tax deductible goodwill	46,314	—	46,314	(2,009)	—	(29,417)	14,888	(3,341)	—	11,547
Amortization of intangible assets	1,282	—	1,282	5,391	—	—	6,673	10,148	—	16,821
Total deferred tax assets	117,711	613	118,324	85,434	7,517	(29,417)	181,858	66,857	15,098	263,813
Deferred tax liabilities
Financial instruments from acquisition of interests	(18,166)	—	(18,166)	(5,707)	—	—	(23,873)	14,642	—	(9,231)
Tax benefit from tax deductible goodwill	—	—	—	—	—	—	—	(15,678)	—	(15,678)
Other temporary differences	(1,463)	—	(1,463)	226	—	—	(1,237)	(764)	—	(2,001)
Total deferred tax liabilities	(19,629)	—	(19,629)	(5,481)	—	—	(25,110)	(1,800)	—	(26,910)
Deferred tax assets (liabilities), net	98,082	613	98,695	79,953	7,517	(29,417)	156,748	65,057	15,098	236,903

Deferred tax assets	99,460		100,073				156,748			236,903
Deferred tax liabilities	(1,378)		(1,378)				—			—